Employee benefits - Disclosure of Net Defined Benefit Liability (Asset) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) at beginning of period	€ 4,177	€ 3,760	€ 3,697
Service cost	484	252	630
Interest costs	(47)	(35)	55
Actuarial (loss) gain	(584)	200	(622)
Net defined benefit liability (asset) at end of period	2,976	4,177	3,760
Decrease in net defined benefit liability	2,976	4,177	€ 3,760
Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) at beginning of period	(1,054)
Net defined benefit liability (asset) at end of period	(1,054)	(1,054)
Decrease in net defined benefit liability	€ (1,054)	€ (1,054)